Document and Entity Information	12 Months Ended
	Feb. 28, 2013	May 23, 2013
Document Type	20-F
Amendment Flag	false
Document Period End Date	Feb. 28, 2013
Trading Symbol	lbix
Entity Registrant Name	LEADING BRANDS INC
Entity Central Index Key	0000884247
Current Fiscal Year End Date	--02-28
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,930,481
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY